Cover	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	001-42125
Entity Registrant Name	Waystar Holding Corp.
Entity Central Index Key	0001990354
Entity Tax Identification Number	84-2886542
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1550 Digital Drive
Entity Address, Address Line Two	#300
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	844
Local Phone Number	492-9782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false